Canterbury Portfolio Thermostat Fund
Schedule of Investments
January 31, 2023 - (Unaudited)
EXCHANGE-TRADED FUNDS — 94.51% Shares Fair Value
Energy Select Sector SPDR® ETF 20,310 $ 1,826,478
Global X Uranium ETF 63,015 1,451,235
Industrial Select Sector SPDR® ETF 19,540 1,990,149
Invesco S&P Global Water ETF 34,710 1,749,037
iShares MSCI South Korea ETF 26,535 1,684,176
iShares Nasdaq Biotechnology ETF 13,210 1,803,826
iShares U.S. Broker-Dealers & Securities Exchanges ETF 17,230 1,760,734
iShares U.S. Home Construction ETF 25,735 1,790,384
Materials Select Sector SPDR® ETF 24,135 2,043,028
ProShares Short QQQ 111,600 1,487,628
ProShares Short Real Estate 87,480 1,615,756
SPDR® Bloomberg Emerging Markets Local Bond ETF
(a)
105,855 2,279,058
SPDR® EURO STOXX 50 ETF 42,680 1,858,714
SPDR® Gold Minishares Trust
(a)
46,700 1,787,676
SPDR® Portfolio S&P 500® Value ETF 48,910 2,034,656
Total Exchange-Traded Funds (Cost $26,848,156) 27,162,535
MONEY MARKET FUNDS - 5.70%
Morgan Stanley Institutional Liquidity Government Portfolio - Institutional
Class, 4.14%
(b)
1,637,179 1,637,179
Total Money Market Funds (Cost $1,637,179) 1,637,179
Total Investments — 100.21% (Cost $28,485,335) 28,799,714
Liabilities in Excess of Other Assets — (0.21)% (61,293)
NET ASSETS — 100.00% $ 28,738,421
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of January 31, 2023.
ETF - Exchange-Traded Fund
SPDR - Standard & Poor's Depositary Receipt